Related Parties	12 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Parties	RELATED PARTIES
Ultimate controlling party
As at March 31, 2021, the holders of Multiple Voting Shares, directly or indirectly, collectively owned or exercised control over Subordinate Voting Shares and Multiple Voting Shares representing approximately 59.01% of the total voting rights of Alithya. The holders have entered into a voting agreement on November 1, 2018, pursuant to which they agreed to, among other things, vote all of the Subordinate Voting Shares and Multiple Voting Shares under their control in accordance with decisions made by a majority of them, subject to certain exceptions.
Transactions with directors and key management personnel
Key management includes members of the Group’s Executive Committee. Certain key management of Alithya participate in the share purchase plan and the stock options plan. The compensation paid or payable to directors and to key management for services is shown below:

Year ended	March 31,
	2021	2020
Director compensation, and key management salaries and benefits*	4,427	4,058
Share-based compensation	1,273	680
	5,700	4,738

* Salaries and benefits include short-term incentive compensation.
In addition to the above amounts, the Group is committed to pay incremental benefits to certain members of key management up to $5,450,000 (2020 - $4,633,000) in the event of change of control or termination without cause.
14. RELATED PARTIES (CONT’D)
Operating transactions with shareholders exercising significant influence
During the year ended March 31, 2020, in the normal course of operations, the Group concluded certain transactions with shareholders exercising significant influence. The transactions resulted in consulting fee revenue of $24,554,274 and employee benefits of $41,300 for the year ended March 31, 2020 along with trade accounts receivables of $6,718,000 and trade accounts payable of $153,000 as at March 31, 2020. The transactions have been recorded at the exchange amount, which represents the contractual amount of consideration established and accepted by the related parties. There were no such transactions during the year ended March 31, 2021